ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ADMINISTRATIVE EXPENSES
Compensation and benefits	$ 3,982	$ 2,768
Corporate administration	1,145	692
Listing and filing fees	857	119
Professional fees	541	420
Amortization	161	60
Total administrative expenses	$ 6,686	$ 4,059